Financial instruments (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Interest rate	11.00%
Total amount drawn down	$ 1,094	$ 88
Principal debt payments	41	88
Amounts receivable	2,012	845
Accumulated deficit	154,974
Cash and cash equivalents	46,362	14,066	$ 14,895
Foreign exchange gain loss	$ (1,259)	84
Percentage of Foreign exchange gain loss	1.00%
Repayments of current borrowings	$ 2,645
Interest rate risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total amount drawn down	5,000	$ 5,000
Interest payments	$ 135
Loan terms	84 months
Principal debt payments	$ 1,000
Interest rate risk [Member] | Principal debt payments [Member]
Disclosure of detailed information about financial instruments [line items]
Interest payments	19
Principal debt payments	67
Interest rate risk [Member] | Principal debt payments [Member] | Transaction One [Member]
Disclosure of detailed information about financial instruments [line items]
Principal debt payments	$ 5
Fixed interest rate [Member] | Interest rate risk [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rate	1.00%
Fixed interest rate [Member] | Interest rate risk [Member] | Principal debt payments [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rate	8.00%